Subsequent events (Details Textual) - Subsequent Event [Member] - USD ($) $ in Millions			1 Months Ended
	Jan. 09, 2019	Jan. 02, 2019	Feb. 01, 2019
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		176,659
Ardmore Seatrader [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Other Property, Plant, and Equipment	$ 8.3
Ardmore Seamaster [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Other Property, Plant, and Equipment			$ 9.7